SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Barter and Trade Revenues and Expenses

Barter and trade revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2013	2012	2011
Barter and trade revenues	$66.0	$56.5	$61.2
Barter and trade expenses	58.5	58.8	63.4